February 4, 2014

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Investment Funds
- Dreyfus/Newton International Equity Fund
- Dreyfus/Standish Intermediate Tax Exempt Bond Fund
- Dreyfus/The Boston Company Small/Mid Cap Growth Fund
- Dreyfus/The Boston Company Small Cap Growth Fund
- Dreyfus/Standish Small Cap Value Fund
- Dreyfus Diversified Emerging Markets Fund
 1933 Act File No.: 33-08214
 1940 Act File No.: 811-04813
 CIK No.: 0000799295

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for each of the above-referenced funds, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 167 to the Registration Statement, electronically filed with the Securities and Exchange Commission on January 28, 2014.

Please address any comments or questions to my attention at 212-922-6867.

Sincerely,

/s/ Denise Negron
Denise Negron
Senior Paralegal